Other Operating Expenses	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Other Operating Expenses
30.
Other operating expenses
A)
General and administrative

	Year ended December 31
	2023	2022
Salaries and wages	114,684	80,134
Consulting fees	4,320	1,934
Office and general	51,191	37,061
Professional fees	14,620	11,563
Merchant processing fees	6,332	4,748
Director fees	550	472
Other	8,028	4,256
	199,725	140,168

B)
Sales and marketing

	Year ended December 31
	2023	2022
Marketing	13,599	7,308
Events	114	102
Media	1,332	1,007
	15,045	8,417

C)
Restructuring costs

Restructuring costs of $19.6 million for the year ended December 31, 2023 relate to severance costs from workforce reductions, legal costs that relate directly to the restructuring and other costs related to the closure of the Olds facility.